Loans (Tables)	12 Months Ended
Dec. 31, 2015
Loans [Abstract]
Schedule of loan portfolio segments

	December 31,	December 31,
	2015	2014

Commercial	$43,744	$46,532
Real estate:
Single-family residential	81,985	51,445
Multi-family residential	28,950	28,790
Commercial	96,488	91,119
Construction	24,662	23,641
Consumer:
Home equity lines of credit	21,837	16,898
Other	6,018	4,976
Subtotal	303,684	263,401
Less: ALLL	(6,620)	(6,316)
Loans, net	$297,064	$257,085

Activity in ALLL by portfolio segment

	December 31, 2015
		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home Equity lines of credit	Other	Total

Beginning balance	$1,346	$634	$818	$2,541	$442	$441	$94	$6,316
Addition to (reduction in) provision for loan losses	17	96	(113)	161	119	(39)	9	250
Charge-offs	(8)	(40)	-	(25)	-	(41)	(10)	(124)
Recoveries	25	1	-	33	-	113	6	178
Ending balance	$1,380	$691	$705	$2,710	$561	$474	$99	$6,620

	December 31, 2014
		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home Equity lines of credit	Other	Total

Beginning balance	$1,759	$120	$1,262	$2,325	$119	$139	$5	$5,729
Addition to (reduction in) provision for loan losses	(374)	510	(444)	(128)	323	304	87	278
Charge-offs	(44)	-	-	(5)	-	(26)	-	(75)
Recoveries	5	4	-	349	-	24	2	384
Ending balance	$1,346	$634	$818	$2,541	$442	$441	$94	$6,316

Balance in ALLL and recorded investment in loans by portfolio segment and based on impairment method

The following table presents the balance in the ALLL and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2015:

		Real Estate				Consumer
	Commercial	Single- family	Multi- family	Commercial	Construction	Home Equity lines of credit	Other	Total

ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$5	$1	$-	$14	$-	$-	$-	$20
Collectively evaluated for impairment	1,375	690	705	2,696	561	474	99	6,600
Total ending allowance balance	$1,380	$691	$705	$2,710	$561	$474	$99	$6,620

Loans:
Individually evaluated for impairment	$422	$289	$1,590	$3,449	$-	$-	$-	$5,750
Collectively evaluated for impairment	43,322	81,696	27,360	93,039	24,662	21,837	6,018	297,934
Total ending loan balance	$43,744	$81,985	$28,950	$96,488	$24,662	$21,837	$6,018	$303,684

The following table presents the balance in the ALLL and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2014:

		Real Estate				Consumer
	Commercial	Single- family	Multi- family	Commercial	Construction	Home Equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$29	$-	$1	$34	$-	$-	$-	$64
Collectively evaluated for impairment	1,317	634	817	2,507	442	441	94	6,252
Total ending allowance balance	$1,346	$634	$818	$2,541	$442	$441	$94	$6,316

Loans:
Individually evaluated for impairment	630	$296	$1,631	$3,695	$-	$-	$-	$6,252
Collectively evaluated for impairment	45,902	51,149	27,159	87,424	23,641	16,898	4,976	257,149
Total ending loan balance	$46,532	$51,445	$28,790	$91,119	$23,641	$16,898	$4,976	$263,401

Individually evaluated for impairment by class of loans

The following table presents loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2015. The unpaid principal balance is the contractual principal balance outstanding. The recorded investment is the unpaid principal balance adjusted for partial charge-offs, purchase premiums and discounts, deferred loan fees and costs.

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$36	$28	$-	$65	$1
Real estate:
Single-family residential	322	161	-	166	-
Multi-family residential	1,545	1,545	-	1,561	95
Commercial:
Non-owner occupied	546	446	-	455	-
Owner occupied	688	167	-	174	39
Land	-	-	-	-	-
Total with no allowance recorded	3,137	2,347	-	2,421	135

With an allowance recorded:
Commercial	394	394	5	439	12
Real estate:
Single-family residential	128	128	1	130	7
Multi-family residential	45	45	-	48	3
Commercial:
Non-owner occupied	2,224	2,224	9	2,242	136
Owner occupied	363	363	1	371	20
Land	294	249	4	274	18
Total with an allowance recorded	3,448	3,403	20	3,504	196
Total	$6,585	$5,750	$20	$5,925	$331

The following table presents loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2014. The unpaid principal balance is the contractual principal balance outstanding. The recorded investment is the unpaid principal balance adjusted for partial charge-offs, purchase premiums and discounts, deferred loan fees and costs.

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$135	$121	$-	$121	$-
Real estate:
Single-family residential	334	173	-	180	-
Multi-family residential	1,579	1,579	-	1,631	-
Commercial:
Non-owner occupied	577	477	-	502	-
Owner occupied	704	183	-	208	-
Land	-	-	-	-	-
Total with no allowance recorded	3,329	2,533	-	2,642	-

With an allowance recorded:
Commercial	509	509	29	766	22
Real estate:
Single-family residential	123	123	-	125	7
Multi-family residential	52	52	1	56	13
Commercial:
Non-owner occupied	2,352	2,352	17	2,123	134
Owner occupied	380	380	2	388	25
Land	348	303	15	327	20
Total with an allowance recorded	3,764	3,719	64	3,785	221
Total	$7,093	$6,252	$64	$6,427	$221

Recorded investment in nonaccrual loans by class of loans

	December 31,	December 31,
	2015	2014
Loans past due over 90 days still on accrual	$-	$-
Nonaccrual loans:
Commercial	224	369
Real estate:
Single-family residential	640	549
Multi-family residential	-	-
Commercial:
Non-owner occupied	446	477
Owner occupied	-	-
Land	-	-
Consumer:
Home equity lines of credit:
Originated for portfolio	20	51
Purchased for portfolio	95	102
Total nonaccrual	1,425	1,548
Total nonperforming loans	$1,425	$1,548

Aging of recorded investment in past due loans by class of loans

The following table presents the aging of the recorded investment in past due loans by class of loans as of December 31, 2015:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due

Commercial	$-	$9	$28	$37	$43,707	$196
Real estate:
Single-family residential	598	161	148	907	81,078	492
Multi-family residential	-	-	-	-	28,950	-
Commercial:
Non-owner occupied	-	446	-	446	57,573	446
Owner occupied	-	-	-	-	30,169	-
Land	-	-	-	-	8,300	-
Construction	-	-	-	-	24,662	-
Consumer:
Home equity lines of credit:
Originated for portfolio	-	-	-	-	20,789	20
Purchased for portfolio	-	-	-	-	1,048	95
Other	-	-	-	-	6,018	-
Total	$598	$616	$176	$1,390	$302,294	$1,249

The following table presents the aging of the recorded investment in past due loans by class of loans as of December 31, 2014:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due

Commercial	$18	$-	$121	$139	$46,393	$248
Real estate:
Single-family residential	521	55	68	644	50,801	481
Multi-family residential	-	-	-	-	28,790	-
Commercial:
Non-owner occupied	115	-	-	115	48,879	477
Owner occupied	-	-	-	-	35,900	-
Land	-	-	-	-	6,225	-
Construction	52	-	-	52	23,589	-
Consumer:
Home equity lines of credit:
Originated for portfolio	-	-	51	51	15,414	-
Purchased for portfolio	30	102	-	132	1,301	102
Other	5	10	-	15	4,961	-
Total	$741	$167	$240	$1,148	$262,253	$1,308

Loans modified as TDRs by class of loans

The following table presents loans modified as TDRs by class of loans during the year ended December 31, 2015:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Real estate:
Single-family residential	1	$9	$9
Consumer:
Home equity lines of credit:
Originated for portfolio	1	9	9
	2	$18	$18

The following table presents loans modified as TDRs by class of loans during the year ended December 31, 2014:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Commercial	1	$104	$100
	1	$104	$100

Schedule of debtor troubled debt restructuring, subsequent periods

	December 31, 2015	December 31, 2014
Commercial	$195	$249
Real estate:
Single-family residential	161	173
Multi-family residential	-	-
Commercial:
Non-owner occupied	-	-
Owner occupied	-	-
Total	$356	$422

Financing receivable credit quality indicators

The recorded investment in loans by risk category and by class of loans as of December 31, 2015 and based on the most recent analysis performed follows.  There were no loans rated doubtful at December 31, 2015.

	Not Rated	Pass	Special Mention	Substandard	Total

Commercial	$83	$41,473	$1,892	$296	$43,744
Real estate:
Single-family residential	81,318	-	-	667	81,985
Multi-family residential	2,777	25,466	528	179	28,950
Commercial:
Non-owner occupied	125	54,674	1,852	1,368	58,019
Owner occupied	-	26,923	3,079	167	30,169
Land	-	5,720	-	2,580	8,300
Construction	11,252	13,410	-	-	24,662
Consumer:
Home equity lines of credit:
Originated for portfolio	20,677	-	-	112	20,789
Purchased for portfolio	802	-	-	246	1,048
Other	2,172	3,846	-	-	6,018
	$119,206	$171,512	$7,351	$5,615	$303,684

The recorded investment in loans by risk category and class of loans as of December 31, 2014 follows.  There were no loans rated doubtful at December 31, 2014.

	Not Rated	Pass	Special Mention	Substandard	Total

Commercial	$1,088	$44,543	$441	$460	$46,532
Real estate:
Single-family residential	50,864	-	-	581	51,445
Multi-family residential	-	26,412	-	2,378	28,790
Commercial:
Non-owner occupied	139	43,547	89	5,219	48,994
Owner occupied	-	33,305	1,507	1,088	35,900
Land	78	3,417	-	2,730	6,225
Construction	8,645	14,996	-	-	23,641
Consumer:
Home equity lines of credit:
Originated for portfolio	15,316	-	-	149	15,465
Purchased for portfolio	857	-	313	263	1,433
Other	4,976	-	-	-	4,976
	$81,963	$166,220	$2,350	$12,868	$263,401